Offerings - Offering: 1	Jun. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered	22,000,000
Proposed Maximum Offering Price per Unit	37.31
Maximum Aggregate Offering Price	$ 820,820,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,355.24
Offering Note
(1)    Represents 22,000,000 additional shares of Common Stock reserved for future issuance under the Hewlett Packard Enterprise Company 2021 Stock Incentive Plan. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock, as applicable.

(2)    Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, based on the average of the high and low prices of Common Stock as reported in the consolidated reporting system by the New York Stock Exchange on May 27, 2026.